Highly Inflationary Accounting for Venezuela Operations	3 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Highly Inflationary Accounting for Venezuela Operations

2. HIGHLY INFLATIONARY ACCOUNTING FOR VENEZUELA OPERATIONS

Based on changes to the way Venezuela’s exchange rate mechanism operates, CNH Industrial has changed the bolivar fuerte (“Bs.F.”) rate used to re-measure its Venezuelan Commercial Vehicles business operations financial statements in U.S. dollars. Effective March 31, 2014, CNH Industrial started to use the exchange rate determined by U.S. dollar auctions conducted under Venezuela’s Complementary System of Foreign Currency Administration (SICAD I). From this date CNH Industrial is using an exchange rate of 10.7 Bs.F. to the U.S. dollar compared with the previously used Official Exchange Rate of 6.3 Bs.F. to the U.S. dollar. As a result, CNH Industrial recorded a pre-tax re-measurement charge of $64 million in the first quarter of 2014. At March 31, 2014, the Company’s Venezuelan subsidiary had net monetary assets of $94.6 million at 10.7 Bs.F., including $79 million of cash and cash equivalents. As the SICAD I rate is based on periodic auctions, there may be significant changes to the exchange rate in future quarters, as well as other related developments in Venezuela, which may impact the Company’s condensed consolidated financial statements.

The operating environment in Venezuela continues to be challenging, reflecting economic uncertainty and the Company’s limited ability to convert Bs.F. to U.S. dollars. Various restrictions on the Company’s ability to manage its operations, including restrictions on the distribution of foreign exchange by the authorities, have affected the Company’s Venezuelan operation’s ability to pay obligations denominated in U.S. dollars, thereby restricting the Company’s ability to benefit from its investment in this operation.

Additionally, in April 2014, Commercial Vehicles announced it was temporarily suspending its manufacturing operations in Venezuela effective immediately, due to the continuing currency crisis which has caused difficulties for Venezuelan industry in the importation of key components and materials.